Annual Fund Operating Expenses - Admiral - Vanguard Information Technology Index Fund - Admiral Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.10%